Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Text block [abstract]
Segment Information
25.	SEGMENT INFORMATION

The Group’s chief operating decision maker, the chief executive officer, reviews the Group’s consolidated results when making decisions about the allocation of resources and when assessing performance of the Group as a whole, and hence, the Group has only one reportable segment. The Group does not distinguish between markets or segments for the purpose of internal reporting. The basis of information reported to the chief operating decision maker is the same as the Group’s consolidated financial statements. As the Group’s long-lived assets are substantially located in and derived from Asia, no geographical segments are presented.

The following is an analysis of the Group’s revenue from its major products and services.

	For the three months ended March 31
	2018	2019
Out-licensing	$—	$3,000,000
Others	—	—

	$—	$3,000,000

For the three months ended March 31, 2019, there was revenue generated from out-licensing of commercialization rights in Korea to Biogenetics for varlitinib and ASLAN003 in the amount of $3,000,000. See Note 16 for details.

24.	SEGMENT INFORMATION

The Group’s chief operating decision maker, the Chief Executive Officer, reviews the Group’s consolidated results when making decisions about the allocation of resources and when assessing performance of the Group as a whole, and hence, the Group has only one reportable segment. The Group does not distinguish between markets or segments for the purpose of internal reporting. The basis of information reported to the chief operating decision maker is the same as the Group’s consolidated financial statements. As the Group’s long-lived assets are substantially located in and derived from Asia, no geographical segments are presented.

The following is an analysis of the Group’s revenue from its major products and services.

	For the Year Ended December 31
	2016	2017	2018
Out-licensing	$10,250,000	$—	$—
Others	1,296,971
	$11,546,971	$—	$—

Out-licensing is the revenue generated from out-licensing to Hyundai in the amount of $250,000 and to Bristol-Myers Squibb in the amount of $10,000,000. Others refers to the revenue generated from the sale of research materials, supplies, research documentation and clinical trial results to Bristol-Myers Squibb. See Note 15 for details.